Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	PROSPECTOR FUNDS, INC.
Central Index Key	0001402472
Amendment Flag	false
Document Creation Date	Apr. 26, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Prospector Capital Appreciation Fund | No Classes
Prospectus:
Trading Symbol	PCAFX
Prospector Opportunity Fund | No Classes
Prospectus:
Trading Symbol	POPFX